Commitments and Contingencies - Additional Informations (Details) $ in Thousands		1 Months Ended			3 Months Ended	12 Months Ended
	Sep. 28, 2017 case	Oct. 31, 2017 USD ($)	Aug. 31, 2017 case	Jun. 30, 2017 case	Dec. 31, 2019 USD ($) item	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 31, 2019 USD ($)
Other commitment
Total					$ 2,394,642	$ 2,394,642
Less than One Year					537,882	537,882
One to Three Years					1,000,760	1,000,760
Three to Five Years					856,000	856,000
More than Five Years					$ 0	0
Operating Expenses						$ 1,299,248	$ 1,189,333	$ 781,171
Number of other claims, lawsuits, investigations and proceedings, including unasserted claims that are probable to be assessed, are likely to have, a material change on the Company's financial position results of operations or cash flow | item					0	0
Litigation of Weibo's Public Filings Contained Material Misstatements and Omissions [Member]
Other commitment
Number of cases | case	2		2	2
Equity investments
Other commitment
Total					$ 115,022	$ 115,022
Less than One Year					115,022	115,022
One to Three Years					0	0
Three to Five Years					0	0
More than Five Years					0	0
Litigation reserve
Other commitment
Total					125,809	125,809
Less than One Year					125,809	125,809
One to Three Years					0	0
Three to Five Years					0	0
More than Five Years					0	0
Operating Expenses					125,800
2022 Notes
Other commitment
Aggregate principal amount of notes issued		$ 900,000			900,000	$ 900,000
Coupon rate of the convertible notes (as a percent)		1.25%				1.25%
2022 Notes | Future maximum commitment in connection with issuance of debt
Other commitment
Total					933,750	$ 933,750
Less than One Year					11,250	11,250
One to Three Years					922,500	922,500
Three to Five Years					0	0
More than Five Years					0	0
2024 Notes
Other commitment
Aggregate principal amount of notes issued									$ 800,000
2024 Notes | Future maximum commitment in connection with issuance of debt
Other commitment
Total					940,000	940,000
Less than One Year					28,000	28,000
One to Three Years					56,000	56,000
Three to Five Years					856,000	856,000
More than Five Years					0	0
Short-term bank loans | Future maximum commitment in connection with issuance of debt
Other commitment
Total					82,929	82,929
Less than One Year					82,929	82,929
One to Three Years					0	0
Three to Five Years					0	0
More than Five Years					0	0
Funding debts | Future maximum commitment in connection with issuance of debt
Other commitment
Total					197,132	197,132
Less than One Year					174,872	174,872
One to Three Years					22,260	22,260
Three to Five Years					0	0
More than Five Years					0	0
2024
Other commitment
Aggregate principal amount of notes issued					$ 800,000	$ 800,000
Coupon rate of the convertible notes (as a percent)						3.50%